Annual Fund Operating Expenses - Class A C I P R R6 T and W Shares - Voya Strategic Income Opportunities Fund	Jul. 31, 2021
Class A
Operating Expenses:
Management Fees	0.50%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.88%
Waivers and Reimbursements	none	[1]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.88%
Class C
Operating Expenses:
Management Fees	0.50%
Distribution and/or Shareholder Services (12b-1) Fees	1.00%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	1.63%
Waivers and Reimbursements	none	[1]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	1.63%
Class I
Operating Expenses:
Management Fees	0.50%
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.63%
Waivers and Reimbursements	none	[1]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.63%
Class P
Operating Expenses:
Management Fees	0.50%
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.57%
Waivers and Reimbursements	(0.50%)	[1]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.07%
Class R
Operating Expenses:
Management Fees	0.50%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	1.13%
Waivers and Reimbursements	none	[1]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	1.13%
Class R6
Operating Expenses:
Management Fees	0.50%
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.57%
Waivers and Reimbursements	none	[1]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.57%
Class T
Operating Expenses:
Management Fees	0.50%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.88%
Waivers and Reimbursements	none	[1]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.88%
Class W
Operating Expenses:
Management Fees	0.50%
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.63%
Waivers and Reimbursements	none	[1]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.63%

[1]	The adviser is contractually obligated to limit expenses to 1.15%, 1.90%, 0.72%, 0.15%, 1.40%, 0.60%, 1.15%, and 0.90% for Class A, Class C, Class I, Class P, Class R, Class R6, Class T, and Class W shares, respectively, through August 1, 2022. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. The adviser is contractually obligated to waive the management fee for Class P shares through August 1, 2022. Termination or modification of these obligations requires approval by the Fund’s board.